Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,491,900.78

Principal:
Principal Collections	$13,348,836.06
Prepayments in Full	$7,656,221.46
Liquidation Proceeds	$475,544.82
Recoveries	$51,031.15
Sub Total	$21,531,633.49
Collections	$23,023,534.27

Purchase Amounts:
Purchase Amounts Related to Principal	$407,193.33
Purchase Amounts Related to Interest	$2,439.87
Sub Total	$409,633.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,433,167.47

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,433,167.47
Servicing Fee	$348,537.23	$348,537.23	$0.00	$0.00	$23,084,630.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,084,630.24
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,084,630.24
Interest - Class A-3 Notes	$92,329.69	$92,329.69	$0.00	$0.00	$22,992,300.55
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$22,728,314.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,728,314.30
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$22,661,991.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,661,991.63
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$22,613,325.13
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,613,325.13
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$22,553,699.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,553,699.38
Regular Principal Payment	$20,299,944.75	$20,299,944.75	$0.00	$0.00	$2,253,754.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,253,754.63
Residuel Released to Depositor	$0.00	$2,253,754.63	$0.00	$0.00	$0.00
Total		$23,433,167.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,299,944.75
Total					$20,299,944.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,299,944.75	$60.54	$92,329.69	$0.28	$20,392,274.44	$60.82
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$20,299,944.75	$17.85	$530,930.86	$0.47	$20,830,875.61	$18.32

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$114,222,298.56	0.3406570	$93,922,353.81	0.2801144
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$384,232,298.56	0.3379025	$363,932,353.81	0.3200503

Pool Information
Weighted Average APR	4.506%	4.513%
Weighted Average Remaining Term	35.21	34.40
Number of Receivables Outstanding	29,336	28,582
Pool Balance	$418,244,676.55	$396,067,678.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$384,232,298.56	$363,932,353.81
Pool Factor	0.3430844	0.3248927

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$32,135,324.84
Targeted Overcollateralization Amount	$32,135,324.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,135,324.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2013
Payment Date	4/15/2013
Transaction Month	27

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		78	$289,202.23
(Recoveries)		97	$51,031.15
Net Losses for Current Collection Period			$238,171.08
Cumulative Net Losses Last Collection Period			$6,383,126.48
Cumulative Net Losses for all Collection Periods			$6,621,297.56

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.68%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.58%	370	$6,251,013.43
61-90 Days Delinquent	0.19%	38	$733,025.94
91-120 Days Delinquent	0.10%	20	$390,848.05
Over 120 Days Delinquent	0.22%	48	$874,935.69
Total Delinquent Receivables	2.08%	476	$8,249,823.11

Repossession Inventory:
Repossessed in the Current Collection Period		18	$321,647.47
Total Repossessed Inventory		24	$556,073.00

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5625%
Preceding Collection Period			0.5876%
Current Collection Period			0.7020%
Three Month Average			0.6174%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4225%
Preceding Collection Period			0.4022%
Current Collection Period			0.3709%
Three Month Average			0.3985%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer